Related parties (Details 1) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of related parties [Line Items]
Lease rentals paid		₨ 219,529	$ 2,912	₨ 0	₨ 0
Dividend paid		223,602	$ 2,966	217,880	208,697
Parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	1,190		1,190	1,061
Dividend paid		137,900		133,677	126,600
Call money received				900,000
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	0		0	0
Associates [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	0		0	0
Dividend paid		0		0	0
Call money received				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	0		0	0
Other related parties [Member]
Disclosure of related parties [Line Items]
Consultancy services received		0		0	0
Sitting fees paid		0		0	0
Salaries and other short term benefits		0		0	0
Contributions to defined contribution plans		0		0	0
Share based payment transactions		0		0	0
Lease rentals paid	[1]	6,713		4,535	4,483
Dividend paid		17,400		17,436	16,700
Advances given		3,000
Call money received				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	5,600		2,600	2,600
Lease rentals payable	[1]	820		563	125
Key management personnel of entity or parent [Member]
Disclosure of related parties [Line Items]
Consultancy services received		300		300	200
Sitting fees paid		1,540		1,270	1,330
Salaries and other short term benefits		41,454		38,032	39,105
Contributions to defined contribution plans		1,702		1,675	1,675
Share based payment transactions		9,095		0	1,347
Lease rentals paid	[1]	0		0	0
Dividend paid		0		0	0
Call money received				0	0
Amount of outstanding balances
Advance lease rentals and refundable deposits made	[1]	0		0	0
Lease rentals payable	[1]	₨ 0		₨ 0	₨ 0

[1]	During the year 2011 -12, the Company had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Company, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand Only) per month. Subsequently, the Company entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.